Long-term Debt - Leases Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Lease liabilities
Balance	$ 7,765	$ 5,267
Additions during the period:
Acquisitions	4,226	1,712
Operations	2,410	3,945
Lease Terminations	(80)	(612)
Repayments of leases	(3,822)	(2,547)
Balance	10,499	7,765
Gross lease payments	12,530	8,896
Less: finance charges	(2,031)	(1,131)
Net lease liabilities	10,499	7,765
Less than 1 year
Additions during the period:
Gross lease payments	3,979	3,491
Between 1 and 5 years
Additions during the period:
Gross lease payments	7,443	5,367
More than five years
Additions during the period:
Gross lease payments	1,108	38
Vehicle lease
Lease liabilities
Balance	2,414	1,627
Additions during the period:
Acquisitions	571	109
Operations	347	1,385
Repayments of leases	(1,339)	(707)
Balance	1,993	2,414
Net lease liabilities	$ 1,993	2,414
Vehicle lease | Minimum
Lease liabilities
Incremental borrowing rate	1.70%
Vehicle lease | Maximum
Lease liabilities
Incremental borrowing rate	12.00%
Real estate lease
Lease liabilities
Incremental borrowing rate	8.00%
Balance	$ 5,351	3,640
Additions during the period:
Acquisitions	3,655	1,603
Operations	2,063	2,560
Lease Terminations	(80)	(612)
Repayments of leases	(2,483)	(1,840)
Balance	8,506	5,351
Net lease liabilities	$ 8,506	$ 5,351